Contract Assets - Summary of Contract Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Non current contract assets	₺ 101,281	₺ 110,487
Current contract assets	3,191,739	3,112,465
Contract assets	₺ 3,293,020	₺ 3,222,952